Goodwill and Acquired Intangible Assets (Notes)	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Acquired Intangible Assets
Goodwill and Acquired Intangible Assets
Goodwill
    The carrying amount of goodwill by segment as of June 30, 2013 and June 30, 2014 is as follows:

	Vistaprint Business Unit	All Other Business Units	Total
Balance as of June 30, 2012 (1)	$134,805	$5,624	$140,429
Adjustments	(679)	—	(679)
Effect of currency translation adjustments (2)	996	147	1,143
Balance as of June 30, 2013	135,122	5,771	140,893
Acquisitions	—	174,887	174,887
Effect of currency translation adjustments (2)	2,885	(1,478)	1,407
Balance as of June 30, 2014	$138,007	$179,180	$317,187
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(1) Our segment reporting has been revised as of July 1, 2014 and, as such, we have re-allocated our goodwill by segment for the historical periods presented. See Note 17 for additional details.
(2) Relates to goodwill held by subsidiaries whose functional currency is not the U.S. Dollar.
Acquired Intangible Assets

	June 30, 2014			June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	$32,092	$(4,495)	$27,597	$9,407	$(2,393)	$7,014
Developed Technology	27,205	(13,404)	13,801	14,103	(8,267)	5,836
Customer Relationships	77,774	(12,164)	65,610	20,816	(6,938)	13,878
Customer Network	4,876	(1,670)	3,206	4,600	(991)	3,609
Total Intangible Assets	$141,947	$(31,733)	$110,214	$48,926	$(18,589)	$30,337

Acquired intangible assets amortization expense for the years ended June 30, 2014, 2013 and 2012 was $12,723, $10,778, and $6,172, respectively. Estimated intangible assets amortization expense for each of the five succeeding fiscal years is as follows:

2015	$20,342
2016	18,089
2017	16,219
2018	13,046
2019	9,216
$76,912